Segment reporting - Product net sales by country of sales (Details) - USD ($) $ in Thousands		12 Months Ended
	Aug. 11, 2022	Dec. 31, 2022
Disclosure of geographical areas [line items]
Total product net sales	$ 0	$ 400,720
United States
Disclosure of geographical areas [line items]
Total product net sales		377,659
Japan
Disclosure of geographical areas [line items]
Total product net sales		15,764
Europe
Disclosure of geographical areas [line items]
Total product net sales		5,678
Other
Disclosure of geographical areas [line items]
Total product net sales		$ 1,619